Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Deferred revenue	$ 520,466	$ 389,958
Accrued interest	246,124	255,369
Accounts payable and accrued expenses	220,060	239,086
Derivative liabilities (Note 11)	200,014	97,066
Operating lease liabilities	49,069	51,144
Accounts payable, accrued expenses and other liabilities	$ 1,235,733	$ 1,032,623